UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Fidelity®
New York Municipal Income
Fund

Annual Report

January 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity New York Municipal Income Fund	8.71%	3.87%	5.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity New York Municipal Income Fund, a class of the fund, on January 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its strongest one-year returns in decades during the 12 months ending January 31, 2010, driven largely by improving supply and demand factors. Munis began the period under some pressure due to heavy selling by investors who sought the safety of U.S. Treasuries, as well as in response to the credit downgrades of bond insurers and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April 2009, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 9.49%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 8.51%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® New York Municipal Income Fund: For the year, the fund returned 8.71%, and the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index returned 10.53%. The primary reason for the fund's underperformance was its underweighting in the prior year's laggards, specifically tobacco bonds not backed by the state - also known as "unenhanced" tobacco securities - and New York City bonds. These sectors posted strong gains during the period because they were among the biggest beneficiaries of better investor demand sparked by the bonds' attractive valuations and a less pessimistic outlook on the New York economy and credit markets. In contrast, slightly larger-than-index exposure to health care bonds - which gained significant ground - proved modestly beneficial. I kept the fund's yield-curve positioning - meaning the way in which I invested in bonds with various maturities - in line with the New York municipal market, as measured by the index. As a result, yield-curve positioning didn't have a material effect on the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,044.90	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.71%
Actual		$ 1,000.00	$ 1,045.10	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.38%
Actual		$ 1,000.00	$ 1,041.60	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class C	1.52%
Actual		$ 1,000.00	$ 1,040.90	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,045.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,046.20	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.1	33.9
Special Tax	22.4	23.0
Transportation	12.9	13.1
Water & Sewer	11.1	9.9
Education	9.6	7.9
Weighted Average Maturity as of January 31, 2010
		6 months ago
Years	7.1	10.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	8.2	8.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2010	As of July 31, 2009
AAA 9.8%	AAA 9.8%
AA,A 80.3%	AA,A 80.6%
BBB 6.9%	BBB 6.0%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 0.8%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments January 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Mariannas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,084
New York - 93.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,054
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	522
Series 2007 A2, 5% 8/1/11	750	773
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,744
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,741
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,030
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,668
5.75% 5/1/20 (FSA Insured)	1,400	1,501
5.75% 5/1/21	1,755	1,876
5.75% 5/1/22	4,900	5,218
5.75% 5/1/23	1,000	1,061
Series 2004:
5.75% 5/1/17	5,950	6,555
5.75% 5/1/19 (FSA Insured)	5,000	5,407
5.75% 5/1/23 (FSA Insured)	9,620	10,352
5.75% 5/1/25 (FSA Insured)	2,000	2,143
5.75% 5/1/26	8,985	9,596
Series 2007 A, 5.75% 5/1/27	5,000	5,457
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,857
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,566
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,120
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,057
5% 2/1/14	1,035	1,122
Series 2009 B, 5.25% 2/1/39	1,200	1,226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,046
5.25% 7/1/18	1,090	1,107
5.25% 7/1/19	1,100	1,111
5.75% 7/1/39	6,500	6,320
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,032
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,421
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,103
Series 2006 E, 5% 12/1/17	10,000	10,980
Series 2009 A:
5.75% 4/1/39	6,500	7,013
6.25% 4/1/33	1,655	1,880
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,180
5.75% 7/1/31	3,025	3,117
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,182
5.5% 7/1/23	5,000	5,272
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,281
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,038
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,550
5% 8/1/13	1,650	1,721
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,413
4% 10/1/16	3,325	3,593
4% 10/1/17	2,305	2,473
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.): - continued
Series 2001 C, 5.625% 11/1/10	$ 140	$ 143
Series 2001 D, 5.625% 11/1/10	1,225	1,256
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,087
Series 2000 A, 6.5% 5/15/11	195	200
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,716
Series 2002 A, 5.75% 8/1/14	5,000	5,503
Series 2002 A1, 5.25% 11/1/14	1,350	1,457
Series 2002 B:
5.75% 8/1/14	3,000	3,302
5.75% 8/1/15	3,500	3,837
Series 2003 A:
5.5% 8/1/14	3,205	3,585
5.5% 8/1/20	7,000	7,579
Series 2003 E, 5.25% 8/1/14	3,390	3,764
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,871
5.5% 6/1/19	1,720	1,856
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	775
5.5% 6/1/20 (AMBAC Insured)	6,000	6,473
Series 2004 B, 5.25% 8/1/15	9,855	11,027
Series 2005 F, 5.25% 8/1/12	2,000	2,101
Series 2005 G:
5.25% 8/1/16	9,010	10,290
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,300
Series 2005 O, 5% 6/1/22	5,000	5,274
Series 2006 A, 5% 8/1/19	3,000	3,217
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,533
Series 2008 A1, 5.25% 8/15/27	15,000	16,131
Series 2008 D1, 5.125% 12/1/23	5,000	5,413
Series I-1, 5% 4/1/17	7,215	7,923
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,719
5.5% 2/15/17 (FSA Insured)	3,000	3,114
5.5% 2/15/18 (FSA Insured)	2,500	2,583
5.5% 2/15/19 (FSA Insured)	1,250	1,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.: - continued
Series 2008 A, 5.5% 2/15/21	$ 9,630	$ 10,497
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,323
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,390	1,388
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,062
Series 2002 A:
5% 6/15/32	5,000	5,078
5.125% 6/15/34	16,500	16,922
Series 2002 G:
5.125% 6/15/32	3,000	3,052
5.125% 6/15/32 (FGIC Insured)	4,750	4,832
Series 2003 A, 5.125% 6/15/34	4,200	4,307
Series 2003 E:
5% 6/15/34	2,000	2,054
5% 6/15/38	2,975	3,047
Series 2005 D:
5% 6/15/37	16,090	16,469
5% 6/15/38	20,050	20,503
5% 6/15/39	3,755	3,838
5% 6/15/39	2,800	2,862
Series 2006 C:
4.75% 6/15/33	3,000	3,020
4.75% 6/15/33	3,800	3,825
Series 2007 DD:
4.75% 6/15/35	3,000	3,013
4.75% 6/15/36	3,000	3,005
Series 2008 AA, 5% 6/15/27	10,000	10,586
Series 2009 A, 5.75% 6/15/40	10,025	11,089
Series 2009 DD, 6% 6/15/40	1,115	1,249
Series 2009 EE, 5.25% 6/15/40	5,000	5,292
Series 2009 GG1, 5% 6/15/39	5,000	5,151
Series FF 2, 5.5% 6/15/40	9,295	10,087
Series GG, 5.25% 6/15/40	10,000	10,583
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,005
Series 2008 S1, 5% 1/15/34	10,000	10,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/31	$ 5,000	$ 5,330
5.5% 7/15/38	2,900	3,066
5.625% 7/15/38	2,900	3,091
Series 2009 S2, 6% 7/15/38	7,500	8,272
Series 2009 S3:
5.25% 1/15/39	3,400	3,515
5.375% 1/15/34	13,435	14,111
Series 2009 S4:
5.5% 1/15/34	1,000	1,063
5.5% 1/15/39	4,000	4,237
5.75% 1/15/39	2,900	3,125
Series 2009 S5, 5.25% 1/15/39	10,180	10,525
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,061
Series 2002 A, 5.375% 11/15/21	1,100	1,193
Series 2003 D:
5% 2/1/31	20,025	20,528
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,328
5.25% 2/1/19	8,075	8,851
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,462
Series 2004 B:
5% 8/1/32	5,000	5,134
5.25% 8/1/19	3,000	3,333
Series 2004 C:
5% 2/1/28	15,000	15,769
5% 2/1/33 (FGIC Insured)	7,350	7,515
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,450
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	10,000	10,022
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,260
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,143
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	45,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	$ 7,025	$ 8,349
Series 2006 D:
5% 3/15/20	3,500	3,827
5% 3/15/36	3,320	3,401
Series 2007 A, 5% 3/15/37	1,700	1,741
Series 2008 B:
5.25% 3/15/38	1,500	1,575
5.75% 3/15/36	8,000	8,886
Series 2006 C, 5% 12/15/31	10,000	10,412
Series 2009 A:
5% 2/15/34	14,500	15,055
5.25% 2/15/23	7,940	8,884
Series A, 5% 2/15/39	19,705	20,238
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,450
5.75% 7/1/13 (AMBAC Insured)	3,000	3,225
Series C, 7.5% 7/1/10	1,410	1,449
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,174
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,892
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,951
5% 7/1/23	1,315	1,475
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,431
5% 7/1/17	2,080	2,154
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,270	2,302
5.85% 8/1/40	9,500	9,635
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,677
5.5% 5/15/21 (AMBAC Insured)	10,000	11,312
5.5% 5/15/28	2,700	2,998
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	$ 1,930	$ 1,998
5% 7/1/14	2,510	2,597
5% 7/1/20	2,000	2,002
Series 2007 A:
5% 7/1/10	1,000	1,008
5% 7/1/11	1,365	1,395
5% 7/1/12	1,530	1,578
Series 2007 B, 5.25% 7/1/24	105	105
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,011
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,490
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	782
5.5% 7/1/19 (AMBAC Insured)	1,705	1,758
5.5% 7/1/20 (AMBAC Insured)	860	886
Series 2008 A, 5.25% 7/1/48	11,930	12,149
Series 2008 B, 5.25% 7/1/48	8,000	8,147
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,168
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,074
5% 5/1/21	1,315	1,349
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,645
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,169
6.125% 12/1/29	1,000	908
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,477
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,632
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,563
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	534
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 18,915	$ 18,778
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,767
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,924
Series B, 7.5% 5/15/11	1,035	1,111
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,117
5.5% 3/1/39	2,500	2,594
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,234
5% 7/1/39	19,005	19,137
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,156
6% 7/1/15	1,160	1,216
6% 7/1/16	1,230	1,281
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	694
5.375% 7/1/17 (AMBAC Insured)	370	382
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	643
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,396
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,313
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,944
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,872
6%, tender 5/15/12 (a)	11,000	12,133
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,570
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,855
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,944
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 547
Series 2002 D:
5% 6/15/20	9,000	9,673
5.125% 6/15/31	6,900	7,122
Series 2002 G, 5.25% 10/15/20	1,255	1,300
Series 2004 F, 5% 6/15/34	4,825	4,966
Series 2003 I, 5% 6/15/24	2,000	2,149
Series 2004 D, 5% 2/15/34	12,150	12,517
Series 2005 B, 5.5% 10/15/21	3,985	4,762
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,222
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,332
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,182
Series 2009 A:
5.5% 11/15/39	10,400	11,046
5.625% 11/15/39	6,000	6,426
Series B, 5% 11/15/34	19,560	20,201
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,265
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,742
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,300
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,287
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,328
Series 2007 B:
5% 11/15/26	8,185	8,538
5% 11/15/28	2,235	2,308
Series 2008 A, 5.25% 11/15/36	15,000	15,267
Series 2008 C, 6.5% 11/15/28	9,445	10,802
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	26,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	$ 4,355	$ 4,718
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,904
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,091
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,877
5.25% 1/1/27	6,570	6,927
Series 2007 H:
5% 1/1/21	5,755	6,166
5% 1/1/25	13,000	13,640
5% 1/1/26	4,000	4,175
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,776
5.5% 4/1/20 (AMBAC Insured)	33,375	38,699
Series 2007 B, 5% 4/1/27	6,750	7,137
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,586
5.25% 3/15/25	8,000	8,727
5.25% 3/15/26	12,080	13,112
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,285
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,959
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,711
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,942
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	27,229
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,715
5% 1/1/24 (FSA Insured)	5,975	6,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	$ 95	$ 96
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	113
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	118
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,162
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	134
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,329
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,020
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,261
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	904
Series 2007 B, 5.25% 12/1/32	680	631
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,126
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,424
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,412
5.25% 6/1/22 (AMBAC Insured)	8,070	8,440
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,798
5.5% 6/1/16	17,500	17,724
5.5% 6/1/17	7,000	7,270
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,169
5.5% 6/1/19	4,600	4,889
Series 2003B 1C:
5.5% 6/1/14	5,000	5,006
5.5% 6/1/15	11,800	11,972
5.5% 6/1/16	10,040	10,537
5.5% 6/1/17	5,700	5,919
5.5% 6/1/18	3,800	4,014
5.5% 6/1/19	13,620	14,477
5.5% 6/1/20	16,000	16,965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 12,070	$ 12,748
5.5% 6/1/22	9,700	10,220
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,527
Series 2007 A, 5% 11/15/27	6,410	6,782
Series 2008 A:
5% 11/15/37	13,000	13,372
5.25% 11/15/38	14,500	15,152
Series 2008 C, 5% 11/15/38	16,905	17,400
Series 2001 A:
5% 1/1/32	3,010	3,053
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,476
Series 2002 A, 5.25% 1/1/19	1,100	1,160
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,302
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,153
6% 6/1/41	5,000	5,053
		1,709,381
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,019
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,115
134th Series, 5% 1/15/39	10,000	10,288
136th Series, 5.25% 11/1/16 (b)	4,510	4,863
138th Series, 5% 12/1/13 (b)	4,500	4,931
141st Series:
5% 9/1/18 (b)	6,045	6,307
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,814
147th Series, 5% 10/15/17 (b)	5,000	5,320
85th Series, 5.375% 3/1/28	6,205	7,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,238
		55,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,029
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	986
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,266
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,186
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,644
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,085
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,094
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	33,500	4,927
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	186
0% 8/1/47 (AMBAC Insured)	2,400	238
Series 2009 A, 6% 8/1/42	2,900	3,006
		25,647
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,222
5% 10/1/17	2,750	2,882
		7,104
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,767,276)	1,803,135
NET OTHER ASSETS - 1.4%	26,234
NET ASSETS - 100%	$ 1,829,369
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (unaudited):
General Obligations	33.1%
Special Tax	22.4%
Transportation	12.9%
Water & Sewer	11.1%
Education	9.6%
Others* (individually less than 5%)	10.9%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2010, the fund had a capital loss carryforward of approximately $1,365,000 of which $426,000 and $939,000 will expire on January 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,767,276)		$ 1,803,135
Cash		9,794
Receivable for fund shares sold		1,377
Interest receivable		21,462
Prepaid expenses		5
Other receivables		3
Total assets		1,835,776

Liabilities
Payable for investments purchased	$ 2,569
Payable for fund shares redeemed	1,418
Distributions payable	1,479
Accrued management fee	557
Distribution fees payable	38
Other affiliated payables	277
Other payables and accrued expenses	69
Total liabilities		6,407

Net Assets		$ 1,829,369
Net Assets consist of:
Paid in capital		$ 1,794,773
Undistributed net investment income		103
Accumulated undistributed net realized gain (loss) on investments		(1,366)
Net unrealized appreciation (depreciation) on investments		35,859
Net Assets		$ 1,829,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,407 ÷ 2,759.8 shares)	$ 12.83

Maximum offering price per share (100/96.00 of $12.83)	$ 13.36
Class T: Net Asset Value and redemption price per share ($8,515 ÷ 663.1 shares)	$ 12.84

Maximum offering price per share (100/96.00 of $12.84)	$ 13.38
Class B: Net Asset Value and offering price per share ($6,171 ÷ 481.1 shares)A	$ 12.83

Class C: Net Asset Value and offering price per share ($29,162 ÷ 2,273.0 shares)A	$ 12.83

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,740,478 ÷ 135,621.0 shares)	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,636 ÷ 751.5 shares)	$ 12.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2010

Investment Income
Interest		$ 73,439

Expenses
Management fee	$ 6,179
Transfer agent fees	1,226
Distribution fees	400
Accounting fees and expenses	314
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	96
Audit	58
Legal	6
Miscellaneous	128
Total expenses before reductions	8,436
Expense reductions	(26)	8,410
Net investment income		65,029
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(912)
Change in net unrealized appreciation (depreciation) on investment securities		74,634
Net gain (loss)		73,722
Net increase (decrease) in net assets resulting from operations		$ 138,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2010	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,029	$ 59,799
Net realized gain (loss)	(912)	(472)
Change in net unrealized appreciation (depreciation)	74,634	(70,422)
Net increase (decrease) in net assets resulting from operations	138,751	(11,095)
Distributions to shareholders from net investment income	(65,025)	(59,779)
Distributions to shareholders from net realized gain	-	(840)
Total distributions	(65,025)	(60,619)
Share transactions - net increase (decrease)	268,343	35,883
Redemption fees	40	62
Total increase (decrease) in net assets	342,109	(35,769)

Net Assets
Beginning of period	1,487,260	1,523,029
End of period (including undistributed net investment income of $103 and undistributed net investment income of $122, respectively)	$ 1,829,369	$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.454	.449	.446	.464	.483
Net realized and unrealized gain (loss)	.560	(.521)	.134	.002D	(.227)
Total from investment operations	1.014	(.072)	.580	.466	.256
Distributions from net investment income	(.454)	(.451)	(.446)	(.464)	(.481)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.454)	(.458)	(.480)	(.576)	(.606)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	8.39%	(.49)%	4.67%	3.72%	2.00%
Ratios to Average Net AssetsE
Expenses before reductions	.77%	.75%	.73%	.66%	.67%
Expenses net of fee waivers, if any	.77%	.75%	.73%	.66%	.67%
Expenses net of all reductions	.77%	.74%	.70%	.63%	.64%
Net investment income	3.60%	3.67%	3.52%	3.65%	3.73%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 21	$ 13	$ 11	$ 6
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment incomeC	.459	.452	.446	.455	.472
Net realized and unrealized gain (loss)	.561	(.520)	.134	.001D	(.217)
Total from investment operations	1.020	(.068)	.580	.456	.255
Distributions from net investment income	(.460)	(.455)	(.446)	(.454)	(.470)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.460)	(.462)	(.480)	(.566)	(.595)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Total ReturnA,B	8.43%	(.46)%	4.67%	3.64%	1.99%
Ratios to Average Net AssetsE
Expenses before reductions	.73%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.73%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.73%	.71%	.70%	.71%	.72%
Net investment income	3.64%	3.70%	3.53%	3.57%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 5	$ 4	$ 3
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.372	.370	.358	.366	.384
Net realized and unrealized gain (loss)	.571	(.533)	.134	.002D	(.227)
Total from investment operations	.943	(.163)	.492	.368	.157
Distributions from net investment income	(.373)	(.370)	(.358)	(.366)	(.382)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.373)	(.377)	(.392)	(.478)	(.507)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	7.79%	(1.23)%	3.95%	2.93%	1.22%
Ratios to Average Net AssetsE
Expenses before reductions	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41%	1.40%	1.40%	1.40%	1.41%
Net investment income	2.95%	3.01%	2.83%	2.88%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 9	$ 10
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.357	.357	.347	.355	.373
Net realized and unrealized gain (loss)	.560	(.522)	.134	.002D	(.228)
Total from investment operations	.917	(.165)	.481	.357	.145
Distributions from net investment income	(.357)	(.358)	(.347)	(.355)	(.370)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.357)	(.365)	(.381)	(.467)	(.495)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	7.57%	(1.24)%	3.86%	2.84%	1.14%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.53%	1.50%	1.48%	1.49%	1.49%
Net investment income	2.83%	2.91%	2.74%	2.79%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 19	$ 16	$ 16	$ 20
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment incomeB	.491	.486	.479	.488	.508
Net realized and unrealized gain (loss)	.560	(.533)	.134	.001C	(.217)
Total from investment operations	1.051	(.047)	.613	.489	.291
Distributions from net investment income	(.491)	(.486)	(.479)	(.487)	(.506)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.491)	(.493)	(.513)	(.599)	(.631)
Redemption fees added to paid in capitalB,E	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Total ReturnA	8.71%	(.29)%	4.94%	3.91%	2.27%
Ratios to Average Net AssetsD
Expenses before reductions	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.47%	.46%	.44%	.45%	.45%
Net investment income	3.89%	3.95%	3.78%	3.83%	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,740	$ 1,428	$ 1,480	$ 1,407	$ 1,411
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeB	.485	.479	.479	.487	.506
Net realized and unrealized gain (loss)	.561	(.527)	.133	.002C	(.227)
Total from investment operations	1.046	(.048)	.612	.489	.279
Distributions from net investment income	(.486)	(.485)	(.478)	(.487)	(.504)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.486)	(.492)	(.512)	(.599)	(.629)
Redemption fees added to paid in capitalB,E	-	-	-	-	-
Net asset value, end of period	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total ReturnA	8.67%	(.29)%	4.94%	3.91%	2.18%
Ratios to Average Net AssetsD
Expenses before reductions	.52%	.48%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.52%	.48%	.47%	.48%	.49%
Expenses net of all reductions	.52%	.47%	.44%	.45%	.46%
Net investment income	3.85%	3.94%	3.78%	3.83%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5	$ 2	$ 1	$ 1
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized Level 2 in the hierarchy, but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of January 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,859
Gross unrealized depreciation	(11,899)
Net unrealized appreciation (depreciation)	$ 35,960

Tax Cost	$ 1,767,175

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 3
Capital loss carryforward	$ (1,365)
Net unrealized appreciation (depreciation)	$ 35,960

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2010	January 31, 2009
Tax-exempt Income	$ 65,025	$ 59,779
Long-term Capital Gains	-	840
Total	$ 65,025	$ 60,619

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,341 and $65,489, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 71	$ 4
Class T	-%	.25%	21	-
Class B	.65%	.25%	60	44
Class C	.75%	.25%	248	78
			$ 400	$ 126

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	3
Class B*	7
Class C*	6
$ 37

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 33.12
Class T	6.07
Class B	7.11
Class C	33.13
New York Municipal Income	1,139.07
Institutional Class	8.12
	$ 1,226

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $18 and $8, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2010	2009
From net investment income
Class A	$ 1,021	$ 604
Class T	306	236
Class B	198	220
Class C	700	491
New York Municipal Income	62,528	58,103
Institutional Class	272	125
Total	$ 65,025	$ 59,779

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Distributions to Shareholders - continued

Years ended January 31,	2010	2009
From net realized gain
Class A	$ -	$ 8
Class T	-	3
Class B	-	4
Class C	-	8
New York Municipal Income	-	816
Institutional Class	-	1
Total	$ -	$ 840

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2010	2009	2010	2009
Class A
Shares sold	1,547	850	$ 19,503	$ 10,478
Reinvestment of distributions	58	37	737	457
Shares redeemed	(518)	(230)	(6,546)	(2,765)
Net increase (decrease)	1,087	657	$ 13,694	$ 8,170
Class T
Shares sold	181	389	$ 2,264	$ 4,807
Reinvestment of distributions	19	14	245	171
Shares redeemed	(170)	(123)	(2,151)	(1,491)
Net increase (decrease)	30	280	$ 358	$ 3,487
Class B
Shares sold	143	99	$ 1,808	$ 1,215
Reinvestment of distributions	10	12	123	149
Shares redeemed	(209)	(202)	(2,660)	(2,471)
Net increase (decrease)	(56)	(91)	$ (729)	$ (1,107)
Class C
Shares sold	965	543	$ 12,161	$ 6,685
Reinvestment of distributions	29	21	363	251
Shares redeemed	(297)	(202)	(3,759)	(2,493)
Net increase (decrease)	697	362	$ 8,765	$ 4,443
New York Municipal Income
Shares sold	36,790	38,599	$ 463,771	$ 474,128
Reinvestment of distributions	3,726	3,497	47,044	42,806
Shares redeemed	(21,286)	(41,257)	(269,003)	(499,022)
Net increase (decrease)	19,230	839	$ 241,812	$ 17,912
Institutional Class
Shares sold	452	353	$ 5,689	$ 4,299
Reinvestment of distributions	9	4	110	47
Shares redeemed	(109)	(113)	(1,356)	(1,368)
Net increase (decrease)	352	244	$ 4,443	$ 2,978

Annual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 2.38% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	804,985,566.37	93.917
Withheld	52,140,231.84	6.083
TOTAL	857,125,798.21	100.000
Albert R. Gamper, Jr.
Affirmative	803,305,223.52	93.721
Withheld	53,820,574.69	6.279
TOTAL	857,125,798.21	100.000
Abigail P. Johnson
Affirmative	806,136,732.59	94.051
Withheld	50,989,065.62	5.949
TOTAL	857,125,798.21	100.000
Arthur E. Johnson
Affirmative	805,065,419.50	93.926
Withheld	52,060,378.71	6.074
TOTAL	857,125,798.21	100.000
Michael E. Kenneally
Affirmative	807,527,357.13	94.213
Withheld	49,598,441.08	5.787
TOTAL	857,125,798.21	100.000
James H. Keyes
Affirmative	804,877,830.47	93.904
Withheld	52,247,967.74	6.096
TOTAL	857,125,798.21	100.000
Marie L. Knowles
Affirmative	802,464,417.87	93.623
Withheld	54,661,380.34	6.377
TOTAL	857,125,798.21	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	801,765,212.78	93.541
Withheld	55,360,585.43	6.459
TOTAL	857,125,798.21	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	598,482,451.32	69.824
Against	102,367,215.94	11.943
Abstain	54,192,165.27	6.323
Broker Non-Votes	102,083,965.68	11.910
TOTAL	857,125,798.21	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Fidelity New York Municipal Income (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) 1-800-544-5555

Automated line for quickest service

NFY-UANN-0310
1.789711.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended January 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge) A	4.06%	2.77%	5.26%
Class T (incl. sales charge) B	4.09%	2.77%	5.24%
Class B (incl. contingent deferred sales charge) C	2.79%	2.54%	5.16%
Class C (incl. contingent deferred sales charge) D	6.57%	2.79%	5.05%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns between August 1, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B As of August 1, 2002, Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C As of August 1, 2002, Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D As of August 1, 2002, Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class A on January 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Class A took place on August 1, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its strongest one-year returns in decades during the 12 months ending January 31, 2010, driven largely by improving supply and demand factors. Munis began the period under some pressure due to heavy selling by investors who sought the safety of U.S. Treasuries, as well as in response to the credit downgrades of bond insurers and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April 2009, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 9.49%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 8.51%.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 8.39%, 8.43%, 7.79% and 7.57%, respectively (excluding sales charges). Meanwhile, the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index returned 10.53%. The primary reason for the fund's underperformance was its underweighting in the prior year's laggards, specifically tobacco bonds not backed by the state - also known as "unenhanced" tobacco securities - and New York City bonds. These sectors posted strong gains during the period because they were among the biggest beneficiaries of better investor demand sparked by the bonds' attractive valuations and a less pessimistic outlook on the New York economy and credit markets. In contrast, slightly larger-than-index exposure to health care bonds - which gained significant ground - proved modestly beneficial. I kept the fund's yield-curve positioning - meaning the way in which I invested in bonds with various maturities - in line with the New York municipal market, as measured by the index. As a result, yield-curve positioning didn't have a material effect on the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,044.90	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.71%
Actual		$ 1,000.00	$ 1,045.10	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.38%
Actual		$ 1,000.00	$ 1,041.60	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class C	1.52%
Actual		$ 1,000.00	$ 1,040.90	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,045.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,046.20	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.1	33.9
Special Tax	22.4	23.0
Transportation	12.9	13.1
Water & Sewer	11.1	9.9
Education	9.6	7.9
Weighted Average Maturity as of January 31, 2010
		6 months ago
Years	7.1	10.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	8.2	8.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2010	As of July 31, 2009
AAA 9.8%	AAA 9.8%
AA,A 80.3%	AA,A 80.6%
BBB 6.9%	BBB 6.0%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 0.8%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments January 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Mariannas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,084
New York - 93.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,054
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	522
Series 2007 A2, 5% 8/1/11	750	773
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,744
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,741
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,030
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,668
5.75% 5/1/20 (FSA Insured)	1,400	1,501
5.75% 5/1/21	1,755	1,876
5.75% 5/1/22	4,900	5,218
5.75% 5/1/23	1,000	1,061
Series 2004:
5.75% 5/1/17	5,950	6,555
5.75% 5/1/19 (FSA Insured)	5,000	5,407
5.75% 5/1/23 (FSA Insured)	9,620	10,352
5.75% 5/1/25 (FSA Insured)	2,000	2,143
5.75% 5/1/26	8,985	9,596
Series 2007 A, 5.75% 5/1/27	5,000	5,457
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,857
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,566
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,120
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,057
5% 2/1/14	1,035	1,122
Series 2009 B, 5.25% 2/1/39	1,200	1,226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,046
5.25% 7/1/18	1,090	1,107
5.25% 7/1/19	1,100	1,111
5.75% 7/1/39	6,500	6,320
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,032
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,421
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,103
Series 2006 E, 5% 12/1/17	10,000	10,980
Series 2009 A:
5.75% 4/1/39	6,500	7,013
6.25% 4/1/33	1,655	1,880
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,180
5.75% 7/1/31	3,025	3,117
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,182
5.5% 7/1/23	5,000	5,272
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,281
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,038
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,550
5% 8/1/13	1,650	1,721
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,413
4% 10/1/16	3,325	3,593
4% 10/1/17	2,305	2,473
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.): - continued
Series 2001 C, 5.625% 11/1/10	$ 140	$ 143
Series 2001 D, 5.625% 11/1/10	1,225	1,256
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,087
Series 2000 A, 6.5% 5/15/11	195	200
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,716
Series 2002 A, 5.75% 8/1/14	5,000	5,503
Series 2002 A1, 5.25% 11/1/14	1,350	1,457
Series 2002 B:
5.75% 8/1/14	3,000	3,302
5.75% 8/1/15	3,500	3,837
Series 2003 A:
5.5% 8/1/14	3,205	3,585
5.5% 8/1/20	7,000	7,579
Series 2003 E, 5.25% 8/1/14	3,390	3,764
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,871
5.5% 6/1/19	1,720	1,856
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	775
5.5% 6/1/20 (AMBAC Insured)	6,000	6,473
Series 2004 B, 5.25% 8/1/15	9,855	11,027
Series 2005 F, 5.25% 8/1/12	2,000	2,101
Series 2005 G:
5.25% 8/1/16	9,010	10,290
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,300
Series 2005 O, 5% 6/1/22	5,000	5,274
Series 2006 A, 5% 8/1/19	3,000	3,217
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,533
Series 2008 A1, 5.25% 8/15/27	15,000	16,131
Series 2008 D1, 5.125% 12/1/23	5,000	5,413
Series I-1, 5% 4/1/17	7,215	7,923
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,719
5.5% 2/15/17 (FSA Insured)	3,000	3,114
5.5% 2/15/18 (FSA Insured)	2,500	2,583
5.5% 2/15/19 (FSA Insured)	1,250	1,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.: - continued
Series 2008 A, 5.5% 2/15/21	$ 9,630	$ 10,497
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,323
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,390	1,388
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,062
Series 2002 A:
5% 6/15/32	5,000	5,078
5.125% 6/15/34	16,500	16,922
Series 2002 G:
5.125% 6/15/32	3,000	3,052
5.125% 6/15/32 (FGIC Insured)	4,750	4,832
Series 2003 A, 5.125% 6/15/34	4,200	4,307
Series 2003 E:
5% 6/15/34	2,000	2,054
5% 6/15/38	2,975	3,047
Series 2005 D:
5% 6/15/37	16,090	16,469
5% 6/15/38	20,050	20,503
5% 6/15/39	3,755	3,838
5% 6/15/39	2,800	2,862
Series 2006 C:
4.75% 6/15/33	3,000	3,020
4.75% 6/15/33	3,800	3,825
Series 2007 DD:
4.75% 6/15/35	3,000	3,013
4.75% 6/15/36	3,000	3,005
Series 2008 AA, 5% 6/15/27	10,000	10,586
Series 2009 A, 5.75% 6/15/40	10,025	11,089
Series 2009 DD, 6% 6/15/40	1,115	1,249
Series 2009 EE, 5.25% 6/15/40	5,000	5,292
Series 2009 GG1, 5% 6/15/39	5,000	5,151
Series FF 2, 5.5% 6/15/40	9,295	10,087
Series GG, 5.25% 6/15/40	10,000	10,583
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,005
Series 2008 S1, 5% 1/15/34	10,000	10,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/31	$ 5,000	$ 5,330
5.5% 7/15/38	2,900	3,066
5.625% 7/15/38	2,900	3,091
Series 2009 S2, 6% 7/15/38	7,500	8,272
Series 2009 S3:
5.25% 1/15/39	3,400	3,515
5.375% 1/15/34	13,435	14,111
Series 2009 S4:
5.5% 1/15/34	1,000	1,063
5.5% 1/15/39	4,000	4,237
5.75% 1/15/39	2,900	3,125
Series 2009 S5, 5.25% 1/15/39	10,180	10,525
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,061
Series 2002 A, 5.375% 11/15/21	1,100	1,193
Series 2003 D:
5% 2/1/31	20,025	20,528
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,328
5.25% 2/1/19	8,075	8,851
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,462
Series 2004 B:
5% 8/1/32	5,000	5,134
5.25% 8/1/19	3,000	3,333
Series 2004 C:
5% 2/1/28	15,000	15,769
5% 2/1/33 (FGIC Insured)	7,350	7,515
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,450
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	10,000	10,022
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,260
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,143
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	45,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	$ 7,025	$ 8,349
Series 2006 D:
5% 3/15/20	3,500	3,827
5% 3/15/36	3,320	3,401
Series 2007 A, 5% 3/15/37	1,700	1,741
Series 2008 B:
5.25% 3/15/38	1,500	1,575
5.75% 3/15/36	8,000	8,886
Series 2006 C, 5% 12/15/31	10,000	10,412
Series 2009 A:
5% 2/15/34	14,500	15,055
5.25% 2/15/23	7,940	8,884
Series A, 5% 2/15/39	19,705	20,238
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,450
5.75% 7/1/13 (AMBAC Insured)	3,000	3,225
Series C, 7.5% 7/1/10	1,410	1,449
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,174
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,892
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,951
5% 7/1/23	1,315	1,475
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,431
5% 7/1/17	2,080	2,154
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,270	2,302
5.85% 8/1/40	9,500	9,635
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,677
5.5% 5/15/21 (AMBAC Insured)	10,000	11,312
5.5% 5/15/28	2,700	2,998
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	$ 1,930	$ 1,998
5% 7/1/14	2,510	2,597
5% 7/1/20	2,000	2,002
Series 2007 A:
5% 7/1/10	1,000	1,008
5% 7/1/11	1,365	1,395
5% 7/1/12	1,530	1,578
Series 2007 B, 5.25% 7/1/24	105	105
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,011
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,490
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	782
5.5% 7/1/19 (AMBAC Insured)	1,705	1,758
5.5% 7/1/20 (AMBAC Insured)	860	886
Series 2008 A, 5.25% 7/1/48	11,930	12,149
Series 2008 B, 5.25% 7/1/48	8,000	8,147
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,168
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,074
5% 5/1/21	1,315	1,349
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,645
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,169
6.125% 12/1/29	1,000	908
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,477
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,632
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,563
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	534
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 18,915	$ 18,778
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,767
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,924
Series B, 7.5% 5/15/11	1,035	1,111
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,117
5.5% 3/1/39	2,500	2,594
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,234
5% 7/1/39	19,005	19,137
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,156
6% 7/1/15	1,160	1,216
6% 7/1/16	1,230	1,281
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	694
5.375% 7/1/17 (AMBAC Insured)	370	382
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	643
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,396
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,313
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,944
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,872
6%, tender 5/15/12 (a)	11,000	12,133
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,570
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,855
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,944
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 547
Series 2002 D:
5% 6/15/20	9,000	9,673
5.125% 6/15/31	6,900	7,122
Series 2002 G, 5.25% 10/15/20	1,255	1,300
Series 2004 F, 5% 6/15/34	4,825	4,966
Series 2003 I, 5% 6/15/24	2,000	2,149
Series 2004 D, 5% 2/15/34	12,150	12,517
Series 2005 B, 5.5% 10/15/21	3,985	4,762
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,222
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,332
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,182
Series 2009 A:
5.5% 11/15/39	10,400	11,046
5.625% 11/15/39	6,000	6,426
Series B, 5% 11/15/34	19,560	20,201
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,265
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,742
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,300
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,287
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,328
Series 2007 B:
5% 11/15/26	8,185	8,538
5% 11/15/28	2,235	2,308
Series 2008 A, 5.25% 11/15/36	15,000	15,267
Series 2008 C, 6.5% 11/15/28	9,445	10,802
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	26,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	$ 4,355	$ 4,718
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,904
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,091
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,877
5.25% 1/1/27	6,570	6,927
Series 2007 H:
5% 1/1/21	5,755	6,166
5% 1/1/25	13,000	13,640
5% 1/1/26	4,000	4,175
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,776
5.5% 4/1/20 (AMBAC Insured)	33,375	38,699
Series 2007 B, 5% 4/1/27	6,750	7,137
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,586
5.25% 3/15/25	8,000	8,727
5.25% 3/15/26	12,080	13,112
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,285
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,959
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,711
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,942
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	27,229
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,715
5% 1/1/24 (FSA Insured)	5,975	6,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	$ 95	$ 96
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	113
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	118
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,162
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	134
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,329
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,020
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,261
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	904
Series 2007 B, 5.25% 12/1/32	680	631
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,126
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,424
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,412
5.25% 6/1/22 (AMBAC Insured)	8,070	8,440
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,798
5.5% 6/1/16	17,500	17,724
5.5% 6/1/17	7,000	7,270
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,169
5.5% 6/1/19	4,600	4,889
Series 2003B 1C:
5.5% 6/1/14	5,000	5,006
5.5% 6/1/15	11,800	11,972
5.5% 6/1/16	10,040	10,537
5.5% 6/1/17	5,700	5,919
5.5% 6/1/18	3,800	4,014
5.5% 6/1/19	13,620	14,477
5.5% 6/1/20	16,000	16,965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 12,070	$ 12,748
5.5% 6/1/22	9,700	10,220
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,527
Series 2007 A, 5% 11/15/27	6,410	6,782
Series 2008 A:
5% 11/15/37	13,000	13,372
5.25% 11/15/38	14,500	15,152
Series 2008 C, 5% 11/15/38	16,905	17,400
Series 2001 A:
5% 1/1/32	3,010	3,053
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,476
Series 2002 A, 5.25% 1/1/19	1,100	1,160
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,302
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,153
6% 6/1/41	5,000	5,053
		1,709,381
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,019
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,115
134th Series, 5% 1/15/39	10,000	10,288
136th Series, 5.25% 11/1/16 (b)	4,510	4,863
138th Series, 5% 12/1/13 (b)	4,500	4,931
141st Series:
5% 9/1/18 (b)	6,045	6,307
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,814
147th Series, 5% 10/15/17 (b)	5,000	5,320
85th Series, 5.375% 3/1/28	6,205	7,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,238
		55,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,029
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	986
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,266
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,186
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,644
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,085
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,094
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	33,500	4,927
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	186
0% 8/1/47 (AMBAC Insured)	2,400	238
Series 2009 A, 6% 8/1/42	2,900	3,006
		25,647
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,222
5% 10/1/17	2,750	2,882
		7,104
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,767,276)	1,803,135
NET OTHER ASSETS - 1.4%	26,234
NET ASSETS - 100%	$ 1,829,369
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (unaudited):
General Obligations	33.1%
Special Tax	22.4%
Transportation	12.9%
Water & Sewer	11.1%
Education	9.6%
Others* (individually less than 5%)	10.9%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2010, the fund had a capital loss carryforward of approximately $1,365,000 of which $426,000 and $939,000 will expire on January 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,767,276)		$ 1,803,135
Cash		9,794
Receivable for fund shares sold		1,377
Interest receivable		21,462
Prepaid expenses		5
Other receivables		3
Total assets		1,835,776

Liabilities
Payable for investments purchased	$ 2,569
Payable for fund shares redeemed	1,418
Distributions payable	1,479
Accrued management fee	557
Distribution fees payable	38
Other affiliated payables	277
Other payables and accrued expenses	69
Total liabilities		6,407

Net Assets		$ 1,829,369
Net Assets consist of:
Paid in capital		$ 1,794,773
Undistributed net investment income		103
Accumulated undistributed net realized gain (loss) on investments		(1,366)
Net unrealized appreciation (depreciation) on investments		35,859
Net Assets		$ 1,829,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,407 ÷ 2,759.8 shares)	$ 12.83

Maximum offering price per share (100/96.00 of $12.83)	$ 13.36
Class T: Net Asset Value and redemption price per share ($8,515 ÷ 663.1 shares)	$ 12.84

Maximum offering price per share (100/96.00 of $12.84)	$ 13.38
Class B: Net Asset Value and offering price per share ($6,171 ÷ 481.1 shares)A	$ 12.83

Class C: Net Asset Value and offering price per share ($29,162 ÷ 2,273.0 shares)A	$ 12.83

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,740,478 ÷ 135,621.0 shares)	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,636 ÷ 751.5 shares)	$ 12.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2010

Investment Income
Interest		$ 73,439

Expenses
Management fee	$ 6,179
Transfer agent fees	1,226
Distribution fees	400
Accounting fees and expenses	314
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	96
Audit	58
Legal	6
Miscellaneous	128
Total expenses before reductions	8,436
Expense reductions	(26)	8,410
Net investment income		65,029
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(912)
Change in net unrealized appreciation (depreciation) on investment securities		74,634
Net gain (loss)		73,722
Net increase (decrease) in net assets resulting from operations		$ 138,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2010	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,029	$ 59,799
Net realized gain (loss)	(912)	(472)
Change in net unrealized appreciation (depreciation)	74,634	(70,422)
Net increase (decrease) in net assets resulting from operations	138,751	(11,095)
Distributions to shareholders from net investment income	(65,025)	(59,779)
Distributions to shareholders from net realized gain	-	(840)
Total distributions	(65,025)	(60,619)
Share transactions - net increase (decrease)	268,343	35,883
Redemption fees	40	62
Total increase (decrease) in net assets	342,109	(35,769)

Net Assets
Beginning of period	1,487,260	1,523,029
End of period (including undistributed net investment income of $103 and undistributed net investment income of $122, respectively)	$ 1,829,369	$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.454	.449	.446	.464	.483
Net realized and unrealized gain (loss)	.560	(.521)	.134	.002D	(.227)
Total from investment operations	1.014	(.072)	.580	.466	.256
Distributions from net investment income	(.454)	(.451)	(.446)	(.464)	(.481)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.454)	(.458)	(.480)	(.576)	(.606)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	8.39%	(.49)%	4.67%	3.72%	2.00%
Ratios to Average Net AssetsE
Expenses before reductions	.77%	.75%	.73%	.66%	.67%
Expenses net of fee waivers, if any	.77%	.75%	.73%	.66%	.67%
Expenses net of all reductions	.77%	.74%	.70%	.63%	.64%
Net investment income	3.60%	3.67%	3.52%	3.65%	3.73%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 21	$ 13	$ 11	$ 6
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment incomeC	.459	.452	.446	.455	.472
Net realized and unrealized gain (loss)	.561	(.520)	.134	.001D	(.217)
Total from investment operations	1.020	(.068)	.580	.456	.255
Distributions from net investment income	(.460)	(.455)	(.446)	(.454)	(.470)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.460)	(.462)	(.480)	(.566)	(.595)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Total ReturnA,B	8.43%	(.46)%	4.67%	3.64%	1.99%
Ratios to Average Net AssetsE
Expenses before reductions	.73%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.73%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.73%	.71%	.70%	.71%	.72%
Net investment income	3.64%	3.70%	3.53%	3.57%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 5	$ 4	$ 3
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.372	.370	.358	.366	.384
Net realized and unrealized gain (loss)	.571	(.533)	.134	.002D	(.227)
Total from investment operations	.943	(.163)	.492	.368	.157
Distributions from net investment income	(.373)	(.370)	(.358)	(.366)	(.382)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.373)	(.377)	(.392)	(.478)	(.507)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	7.79%	(1.23)%	3.95%	2.93%	1.22%
Ratios to Average Net AssetsE
Expenses before reductions	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41%	1.40%	1.40%	1.40%	1.41%
Net investment income	2.95%	3.01%	2.83%	2.88%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 9	$ 10
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.357	.357	.347	.355	.373
Net realized and unrealized gain (loss)	.560	(.522)	.134	.002D	(.228)
Total from investment operations	.917	(.165)	.481	.357	.145
Distributions from net investment income	(.357)	(.358)	(.347)	(.355)	(.370)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.357)	(.365)	(.381)	(.467)	(.495)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	7.57%	(1.24)%	3.86%	2.84%	1.14%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.53%	1.50%	1.48%	1.49%	1.49%
Net investment income	2.83%	2.91%	2.74%	2.79%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 19	$ 16	$ 16	$ 20
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment incomeB	.491	.486	.479	.488	.508
Net realized and unrealized gain (loss)	.560	(.533)	.134	.001C	(.217)
Total from investment operations	1.051	(.047)	.613	.489	.291
Distributions from net investment income	(.491)	(.486)	(.479)	(.487)	(.506)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.491)	(.493)	(.513)	(.599)	(.631)
Redemption fees added to paid in capitalB,E	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Total ReturnA	8.71%	(.29)%	4.94%	3.91%	2.27%
Ratios to Average Net AssetsD
Expenses before reductions	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.47%	.46%	.44%	.45%	.45%
Net investment income	3.89%	3.95%	3.78%	3.83%	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,740	$ 1,428	$ 1,480	$ 1,407	$ 1,411
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeB	.485	.479	.479	.487	.506
Net realized and unrealized gain (loss)	.561	(.527)	.133	.002C	(.227)
Total from investment operations	1.046	(.048)	.612	.489	.279
Distributions from net investment income	(.486)	(.485)	(.478)	(.487)	(.504)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.486)	(.492)	(.512)	(.599)	(.629)
Redemption fees added to paid in capitalB,E	-	-	-	-	-
Net asset value, end of period	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total ReturnA	8.67%	(.29)%	4.94%	3.91%	2.18%
Ratios to Average Net AssetsD
Expenses before reductions	.52%	.48%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.52%	.48%	.47%	.48%	.49%
Expenses net of all reductions	.52%	.47%	.44%	.45%	.46%
Net investment income	3.85%	3.94%	3.78%	3.83%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5	$ 2	$ 1	$ 1
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized Level 2 in the hierarchy, but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of January 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,859
Gross unrealized depreciation	(11,899)
Net unrealized appreciation (depreciation)	$ 35,960

Tax Cost	$ 1,767,175

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 3
Capital loss carryforward	$ (1,365)
Net unrealized appreciation (depreciation)	$ 35,960

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2010	January 31, 2009
Tax-exempt Income	$ 65,025	$ 59,779
Long-term Capital Gains	-	840
Total	$ 65,025	$ 60,619

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,341 and $65,489, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 71	$ 4
Class T	-%	.25%	21	-
Class B	.65%	.25%	60	44
Class C	.75%	.25%	248	78
			$ 400	$ 126

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	3
Class B*	7
Class C*	6
$ 37

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 33.12
Class T	6.07
Class B	7.11
Class C	33.13
New York Municipal Income	1,139.07
Institutional Class	8.12
	$ 1,226

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $18 and $8, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2010	2009
From net investment income
Class A	$ 1,021	$ 604
Class T	306	236
Class B	198	220
Class C	700	491
New York Municipal Income	62,528	58,103
Institutional Class	272	125
Total	$ 65,025	$ 59,779

Annual Report

7. Distributions to Shareholders - continued

Years ended January 31,	2010	2009
From net realized gain
Class A	$ -	$ 8
Class T	-	3
Class B	-	4
Class C	-	8
New York Municipal Income	-	816
Institutional Class	-	1
Total	$ -	$ 840

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2010	2009	2010	2009
Class A
Shares sold	1,547	850	$ 19,503	$ 10,478
Reinvestment of distributions	58	37	737	457
Shares redeemed	(518)	(230)	(6,546)	(2,765)
Net increase (decrease)	1,087	657	$ 13,694	$ 8,170
Class T
Shares sold	181	389	$ 2,264	$ 4,807
Reinvestment of distributions	19	14	245	171
Shares redeemed	(170)	(123)	(2,151)	(1,491)
Net increase (decrease)	30	280	$ 358	$ 3,487
Class B
Shares sold	143	99	$ 1,808	$ 1,215
Reinvestment of distributions	10	12	123	149
Shares redeemed	(209)	(202)	(2,660)	(2,471)
Net increase (decrease)	(56)	(91)	$ (729)	$ (1,107)
Class C
Shares sold	965	543	$ 12,161	$ 6,685
Reinvestment of distributions	29	21	363	251
Shares redeemed	(297)	(202)	(3,759)	(2,493)
Net increase (decrease)	697	362	$ 8,765	$ 4,443
New York Municipal Income
Shares sold	36,790	38,599	$ 463,771	$ 474,128
Reinvestment of distributions	3,726	3,497	47,044	42,806
Shares redeemed	(21,286)	(41,257)	(269,003)	(499,022)
Net increase (decrease)	19,230	839	$ 241,812	$ 17,912
Institutional Class
Shares sold	452	353	$ 5,689	$ 4,299
Reinvestment of distributions	9	4	110	47
Shares redeemed	(109)	(113)	(1,356)	(1,368)
Net increase (decrease)	352	244	$ 4,443	$ 2,978

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 2.38% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	804,985,566.37	93.917
Withheld	52,140,231.84	6.083
TOTAL	857,125,798.21	100.000
Albert R. Gamper, Jr.
Affirmative	803,305,223.52	93.721
Withheld	53,820,574.69	6.279
TOTAL	857,125,798.21	100.000
Abigail P. Johnson
Affirmative	806,136,732.59	94.051
Withheld	50,989,065.62	5.949
TOTAL	857,125,798.21	100.000
Arthur E. Johnson
Affirmative	805,065,419.50	93.926
Withheld	52,060,378.71	6.074
TOTAL	857,125,798.21	100.000
Michael E. Kenneally
Affirmative	807,527,357.13	94.213
Withheld	49,598,441.08	5.787
TOTAL	857,125,798.21	100.000
James H. Keyes
Affirmative	804,877,830.47	93.904
Withheld	52,247,967.74	6.096
TOTAL	857,125,798.21	100.000
Marie L. Knowles
Affirmative	802,464,417.87	93.623
Withheld	54,661,380.34	6.377
TOTAL	857,125,798.21	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	801,765,212.78	93.541
Withheld	55,360,585.43	6.459
TOTAL	857,125,798.21	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	598,482,451.32	69.824
Against	102,367,215.94	11.943
Abstain	54,192,165.27	6.323
Broker Non-Votes	102,083,965.68	11.910
TOTAL	857,125,798.21	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Fidelity New York Municipal Income (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-UANN-0310
1.789705.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Institutional Class

Annual Report

January 31, 2010

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.67%	3.84%	5.85%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on January 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on August 1, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its strongest one-year returns in decades during the 12 months ending January 31, 2010, driven largely by improving supply and demand factors. Munis began the period under some pressure due to heavy selling by investors who sought the safety of U.S. Treasuries, as well as in response to the credit downgrades of bond insurers and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April 2009, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 9.49%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 8.51%.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund: For the year, the fund's Institutional Class shares returned 8.67%, and the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index returned 10.53%. The primary reason for the fund's underperformance was its underweighting in the prior year's laggards, specifically tobacco bonds not backed by the state - also known as "unenhanced" tobacco securities - and New York City bonds. These sectors posted strong gains during the period because they were among the biggest beneficiaries of better investor demand sparked by the bonds' attractive valuations and a less pessimistic outlook on the New York economy and credit markets. In contrast, slightly larger-than-index exposure to health care bonds - which gained significant ground - proved modestly beneficial. I kept the fund's yield-curve positioning - meaning the way in which I invested in bonds with various maturities - in line with the New York municipal market, as measured by the index. As a result, yield-curve positioning didn't have a material effect on the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,044.90	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.71%
Actual		$ 1,000.00	$ 1,045.10	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.38%
Actual		$ 1,000.00	$ 1,041.60	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class C	1.52%
Actual		$ 1,000.00	$ 1,040.90	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,045.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,046.20	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.1	33.9
Special Tax	22.4	23.0
Transportation	12.9	13.1
Water & Sewer	11.1	9.9
Education	9.6	7.9
Weighted Average Maturity as of January 31, 2010
		6 months ago
Years	7.1	10.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2010
6 months ago
Years	8.2	8.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2010	As of July 31, 2009
AAA 9.8%	AAA 9.8%
AA,A 80.3%	AA,A 80.6%
BBB 6.9%	BBB 6.0%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 0.8%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments January 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Mariannas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,084
New York - 93.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,054
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	522
Series 2007 A2, 5% 8/1/11	750	773
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,744
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,741
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,030
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,668
5.75% 5/1/20 (FSA Insured)	1,400	1,501
5.75% 5/1/21	1,755	1,876
5.75% 5/1/22	4,900	5,218
5.75% 5/1/23	1,000	1,061
Series 2004:
5.75% 5/1/17	5,950	6,555
5.75% 5/1/19 (FSA Insured)	5,000	5,407
5.75% 5/1/23 (FSA Insured)	9,620	10,352
5.75% 5/1/25 (FSA Insured)	2,000	2,143
5.75% 5/1/26	8,985	9,596
Series 2007 A, 5.75% 5/1/27	5,000	5,457
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,857
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,566
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,120
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,057
5% 2/1/14	1,035	1,122
Series 2009 B, 5.25% 2/1/39	1,200	1,226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,046
5.25% 7/1/18	1,090	1,107
5.25% 7/1/19	1,100	1,111
5.75% 7/1/39	6,500	6,320
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,032
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,421
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,103
Series 2006 E, 5% 12/1/17	10,000	10,980
Series 2009 A:
5.75% 4/1/39	6,500	7,013
6.25% 4/1/33	1,655	1,880
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,180
5.75% 7/1/31	3,025	3,117
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,182
5.5% 7/1/23	5,000	5,272
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,281
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,038
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,550
5% 8/1/13	1,650	1,721
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,033
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,413
4% 10/1/16	3,325	3,593
4% 10/1/17	2,305	2,473
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.): - continued
Series 2001 C, 5.625% 11/1/10	$ 140	$ 143
Series 2001 D, 5.625% 11/1/10	1,225	1,256
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,087
Series 2000 A, 6.5% 5/15/11	195	200
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,716
Series 2002 A, 5.75% 8/1/14	5,000	5,503
Series 2002 A1, 5.25% 11/1/14	1,350	1,457
Series 2002 B:
5.75% 8/1/14	3,000	3,302
5.75% 8/1/15	3,500	3,837
Series 2003 A:
5.5% 8/1/14	3,205	3,585
5.5% 8/1/20	7,000	7,579
Series 2003 E, 5.25% 8/1/14	3,390	3,764
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,871
5.5% 6/1/19	1,720	1,856
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	775
5.5% 6/1/20 (AMBAC Insured)	6,000	6,473
Series 2004 B, 5.25% 8/1/15	9,855	11,027
Series 2005 F, 5.25% 8/1/12	2,000	2,101
Series 2005 G:
5.25% 8/1/16	9,010	10,290
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,300
Series 2005 O, 5% 6/1/22	5,000	5,274
Series 2006 A, 5% 8/1/19	3,000	3,217
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,533
Series 2008 A1, 5.25% 8/15/27	15,000	16,131
Series 2008 D1, 5.125% 12/1/23	5,000	5,413
Series I-1, 5% 4/1/17	7,215	7,923
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,719
5.5% 2/15/17 (FSA Insured)	3,000	3,114
5.5% 2/15/18 (FSA Insured)	2,500	2,583
5.5% 2/15/19 (FSA Insured)	1,250	1,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.: - continued
Series 2008 A, 5.5% 2/15/21	$ 9,630	$ 10,497
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,323
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,390	1,388
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,062
Series 2002 A:
5% 6/15/32	5,000	5,078
5.125% 6/15/34	16,500	16,922
Series 2002 G:
5.125% 6/15/32	3,000	3,052
5.125% 6/15/32 (FGIC Insured)	4,750	4,832
Series 2003 A, 5.125% 6/15/34	4,200	4,307
Series 2003 E:
5% 6/15/34	2,000	2,054
5% 6/15/38	2,975	3,047
Series 2005 D:
5% 6/15/37	16,090	16,469
5% 6/15/38	20,050	20,503
5% 6/15/39	3,755	3,838
5% 6/15/39	2,800	2,862
Series 2006 C:
4.75% 6/15/33	3,000	3,020
4.75% 6/15/33	3,800	3,825
Series 2007 DD:
4.75% 6/15/35	3,000	3,013
4.75% 6/15/36	3,000	3,005
Series 2008 AA, 5% 6/15/27	10,000	10,586
Series 2009 A, 5.75% 6/15/40	10,025	11,089
Series 2009 DD, 6% 6/15/40	1,115	1,249
Series 2009 EE, 5.25% 6/15/40	5,000	5,292
Series 2009 GG1, 5% 6/15/39	5,000	5,151
Series FF 2, 5.5% 6/15/40	9,295	10,087
Series GG, 5.25% 6/15/40	10,000	10,583
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,005
Series 2008 S1, 5% 1/15/34	10,000	10,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/31	$ 5,000	$ 5,330
5.5% 7/15/38	2,900	3,066
5.625% 7/15/38	2,900	3,091
Series 2009 S2, 6% 7/15/38	7,500	8,272
Series 2009 S3:
5.25% 1/15/39	3,400	3,515
5.375% 1/15/34	13,435	14,111
Series 2009 S4:
5.5% 1/15/34	1,000	1,063
5.5% 1/15/39	4,000	4,237
5.75% 1/15/39	2,900	3,125
Series 2009 S5, 5.25% 1/15/39	10,180	10,525
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,061
Series 2002 A, 5.375% 11/15/21	1,100	1,193
Series 2003 D:
5% 2/1/31	20,025	20,528
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,328
5.25% 2/1/19	8,075	8,851
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,462
Series 2004 B:
5% 8/1/32	5,000	5,134
5.25% 8/1/19	3,000	3,333
Series 2004 C:
5% 2/1/28	15,000	15,769
5% 2/1/33 (FGIC Insured)	7,350	7,515
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,450
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	10,000	10,022
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,260
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,143
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	45,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	$ 7,025	$ 8,349
Series 2006 D:
5% 3/15/20	3,500	3,827
5% 3/15/36	3,320	3,401
Series 2007 A, 5% 3/15/37	1,700	1,741
Series 2008 B:
5.25% 3/15/38	1,500	1,575
5.75% 3/15/36	8,000	8,886
Series 2006 C, 5% 12/15/31	10,000	10,412
Series 2009 A:
5% 2/15/34	14,500	15,055
5.25% 2/15/23	7,940	8,884
Series A, 5% 2/15/39	19,705	20,238
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,450
5.75% 7/1/13 (AMBAC Insured)	3,000	3,225
Series C, 7.5% 7/1/10	1,410	1,449
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,174
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,892
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,951
5% 7/1/23	1,315	1,475
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,431
5% 7/1/17	2,080	2,154
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,270	2,302
5.85% 8/1/40	9,500	9,635
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,677
5.5% 5/15/21 (AMBAC Insured)	10,000	11,312
5.5% 5/15/28	2,700	2,998
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	$ 1,930	$ 1,998
5% 7/1/14	2,510	2,597
5% 7/1/20	2,000	2,002
Series 2007 A:
5% 7/1/10	1,000	1,008
5% 7/1/11	1,365	1,395
5% 7/1/12	1,530	1,578
Series 2007 B, 5.25% 7/1/24	105	105
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,011
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,490
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	782
5.5% 7/1/19 (AMBAC Insured)	1,705	1,758
5.5% 7/1/20 (AMBAC Insured)	860	886
Series 2008 A, 5.25% 7/1/48	11,930	12,149
Series 2008 B, 5.25% 7/1/48	8,000	8,147
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,168
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,074
5% 5/1/21	1,315	1,349
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,645
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,169
6.125% 12/1/29	1,000	908
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,477
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,632
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,563
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,777
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	534
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 18,915	$ 18,778
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,767
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,924
Series B, 7.5% 5/15/11	1,035	1,111
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,117
5.5% 3/1/39	2,500	2,594
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,234
5% 7/1/39	19,005	19,137
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,156
6% 7/1/15	1,160	1,216
6% 7/1/16	1,230	1,281
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	694
5.375% 7/1/17 (AMBAC Insured)	370	382
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	643
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,396
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,313
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,944
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,872
6%, tender 5/15/12 (a)	11,000	12,133
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,570
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,855
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,944
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	$ 500	$ 547
Series 2002 D:
5% 6/15/20	9,000	9,673
5.125% 6/15/31	6,900	7,122
Series 2002 G, 5.25% 10/15/20	1,255	1,300
Series 2004 F, 5% 6/15/34	4,825	4,966
Series 2003 I, 5% 6/15/24	2,000	2,149
Series 2004 D, 5% 2/15/34	12,150	12,517
Series 2005 B, 5.5% 10/15/21	3,985	4,762
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,222
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,332
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,182
Series 2009 A:
5.5% 11/15/39	10,400	11,046
5.625% 11/15/39	6,000	6,426
Series B, 5% 11/15/34	19,560	20,201
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,265
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,742
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,300
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,287
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,328
Series 2007 B:
5% 11/15/26	8,185	8,538
5% 11/15/28	2,235	2,308
Series 2008 A, 5.25% 11/15/36	15,000	15,267
Series 2008 C, 6.5% 11/15/28	9,445	10,802
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	26,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	$ 4,355	$ 4,718
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,904
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,091
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,877
5.25% 1/1/27	6,570	6,927
Series 2007 H:
5% 1/1/21	5,755	6,166
5% 1/1/25	13,000	13,640
5% 1/1/26	4,000	4,175
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,776
5.5% 4/1/20 (AMBAC Insured)	33,375	38,699
Series 2007 B, 5% 4/1/27	6,750	7,137
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,586
5.25% 3/15/25	8,000	8,727
5.25% 3/15/26	12,080	13,112
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,285
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,959
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,711
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,942
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	27,229
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,715
5% 1/1/24 (FSA Insured)	5,975	6,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	$ 95	$ 96
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	113
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	118
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,162
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	134
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,329
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,020
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,261
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	904
Series 2007 B, 5.25% 12/1/32	680	631
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,126
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,424
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,412
5.25% 6/1/22 (AMBAC Insured)	8,070	8,440
5.5% 6/1/14	3,330	3,334
5.5% 6/1/15	6,700	6,798
5.5% 6/1/16	17,500	17,724
5.5% 6/1/17	7,000	7,270
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,169
5.5% 6/1/19	4,600	4,889
Series 2003B 1C:
5.5% 6/1/14	5,000	5,006
5.5% 6/1/15	11,800	11,972
5.5% 6/1/16	10,040	10,537
5.5% 6/1/17	5,700	5,919
5.5% 6/1/18	3,800	4,014
5.5% 6/1/19	13,620	14,477
5.5% 6/1/20	16,000	16,965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 12,070	$ 12,748
5.5% 6/1/22	9,700	10,220
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,527
Series 2007 A, 5% 11/15/27	6,410	6,782
Series 2008 A:
5% 11/15/37	13,000	13,372
5.25% 11/15/38	14,500	15,152
Series 2008 C, 5% 11/15/38	16,905	17,400
Series 2001 A:
5% 1/1/32	3,010	3,053
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,476
Series 2002 A, 5.25% 1/1/19	1,100	1,160
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,302
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,153
6% 6/1/41	5,000	5,053
		1,709,381
New York & New Jersey - 3.1%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,019
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,115
134th Series, 5% 1/15/39	10,000	10,288
136th Series, 5.25% 11/1/16 (b)	4,510	4,863
138th Series, 5% 12/1/13 (b)	4,500	4,931
141st Series:
5% 9/1/18 (b)	6,045	6,307
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,814
147th Series, 5% 10/15/17 (b)	5,000	5,320
85th Series, 5.375% 3/1/28	6,205	7,024
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,238
		55,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,029
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	986
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,266
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,186
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,644
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,085
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,094
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	33,500	4,927
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	186
0% 8/1/47 (AMBAC Insured)	2,400	238
Series 2009 A, 6% 8/1/42	2,900	3,006
		25,647
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,222
5% 10/1/17	2,750	2,882
		7,104
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,767,276)	1,803,135
NET OTHER ASSETS - 1.4%	26,234
NET ASSETS - 100%	$ 1,829,369
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (unaudited):
General Obligations	33.1%
Special Tax	22.4%
Transportation	12.9%
Water & Sewer	11.1%
Education	9.6%
Others* (individually less than 5%)	10.9%
100.0%
*Includes net other assets
Income Tax Information
At January 31, 2010, the fund had a capital loss carryforward of approximately $1,365,000 of which $426,000 and $939,000 will expire on January 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,767,276)		$ 1,803,135
Cash		9,794
Receivable for fund shares sold		1,377
Interest receivable		21,462
Prepaid expenses		5
Other receivables		3
Total assets		1,835,776

Liabilities
Payable for investments purchased	$ 2,569
Payable for fund shares redeemed	1,418
Distributions payable	1,479
Accrued management fee	557
Distribution fees payable	38
Other affiliated payables	277
Other payables and accrued expenses	69
Total liabilities		6,407

Net Assets		$ 1,829,369
Net Assets consist of:
Paid in capital		$ 1,794,773
Undistributed net investment income		103
Accumulated undistributed net realized gain (loss) on investments		(1,366)
Net unrealized appreciation (depreciation) on investments		35,859
Net Assets		$ 1,829,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,407 ÷ 2,759.8 shares)	$ 12.83

Maximum offering price per share (100/96.00 of $12.83)	$ 13.36
Class T: Net Asset Value and redemption price per share ($8,515 ÷ 663.1 shares)	$ 12.84

Maximum offering price per share (100/96.00 of $12.84)	$ 13.38
Class B: Net Asset Value and offering price per share ($6,171 ÷ 481.1 shares)A	$ 12.83

Class C: Net Asset Value and offering price per share ($29,162 ÷ 2,273.0 shares)A	$ 12.83

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,740,478 ÷ 135,621.0 shares)	$ 12.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,636 ÷ 751.5 shares)	$ 12.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2010

Investment Income
Interest		$ 73,439

Expenses
Management fee	$ 6,179
Transfer agent fees	1,226
Distribution fees	400
Accounting fees and expenses	314
Custodian fees and expenses	23
Independent trustees' compensation	6
Registration fees	96
Audit	58
Legal	6
Miscellaneous	128
Total expenses before reductions	8,436
Expense reductions	(26)	8,410
Net investment income		65,029
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(912)
Change in net unrealized appreciation (depreciation) on investment securities		74,634
Net gain (loss)		73,722
Net increase (decrease) in net assets resulting from operations		$ 138,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2010	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,029	$ 59,799
Net realized gain (loss)	(912)	(472)
Change in net unrealized appreciation (depreciation)	74,634	(70,422)
Net increase (decrease) in net assets resulting from operations	138,751	(11,095)
Distributions to shareholders from net investment income	(65,025)	(59,779)
Distributions to shareholders from net realized gain	-	(840)
Total distributions	(65,025)	(60,619)
Share transactions - net increase (decrease)	268,343	35,883
Redemption fees	40	62
Total increase (decrease) in net assets	342,109	(35,769)

Net Assets
Beginning of period	1,487,260	1,523,029
End of period (including undistributed net investment income of $103 and undistributed net investment income of $122, respectively)	$ 1,829,369	$ 1,487,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.454	.449	.446	.464	.483
Net realized and unrealized gain (loss)	.560	(.521)	.134	.002D	(.227)
Total from investment operations	1.014	(.072)	.580	.466	.256
Distributions from net investment income	(.454)	(.451)	(.446)	(.464)	(.481)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.454)	(.458)	(.480)	(.576)	(.606)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	8.39%	(.49)%	4.67%	3.72%	2.00%
Ratios to Average Net AssetsE
Expenses before reductions	.77%	.75%	.73%	.66%	.67%
Expenses net of fee waivers, if any	.77%	.75%	.73%	.66%	.67%
Expenses net of all reductions	.77%	.74%	.70%	.63%	.64%
Net investment income	3.60%	3.67%	3.52%	3.65%	3.73%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 21	$ 13	$ 11	$ 6
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment incomeC	.459	.452	.446	.455	.472
Net realized and unrealized gain (loss)	.561	(.520)	.134	.001D	(.217)
Total from investment operations	1.020	(.068)	.580	.456	.255
Distributions from net investment income	(.460)	(.455)	(.446)	(.454)	(.470)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.460)	(.462)	(.480)	(.566)	(.595)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Total ReturnA,B	8.43%	(.46)%	4.67%	3.64%	1.99%
Ratios to Average Net AssetsE
Expenses before reductions	.73%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.73%	.72%	.72%	.74%	.75%
Expenses net of all reductions	.73%	.71%	.70%	.71%	.72%
Net investment income	3.64%	3.70%	3.53%	3.57%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 5	$ 4	$ 3
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.372	.370	.358	.366	.384
Net realized and unrealized gain (loss)	.571	(.533)	.134	.002D	(.227)
Total from investment operations	.943	(.163)	.492	.368	.157
Distributions from net investment income	(.373)	(.370)	(.358)	(.366)	(.382)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.373)	(.377)	(.392)	(.478)	(.507)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	7.79%	(1.23)%	3.95%	2.93%	1.22%
Ratios to Average Net AssetsE
Expenses before reductions	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.42%	1.41%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41%	1.40%	1.40%	1.40%	1.41%
Net investment income	2.95%	3.01%	2.83%	2.88%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 9	$ 10
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeC	.357	.357	.347	.355	.373
Net realized and unrealized gain (loss)	.560	(.522)	.134	.002D	(.228)
Total from investment operations	.917	(.165)	.481	.357	.145
Distributions from net investment income	(.357)	(.358)	(.347)	(.355)	(.370)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.357)	(.365)	(.381)	(.467)	(.495)
Redemption fees added to paid in capitalC,F	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Total ReturnA,B	7.57%	(1.24)%	3.86%	2.84%	1.14%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.54%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.53%	1.50%	1.48%	1.49%	1.49%
Net investment income	2.83%	2.91%	2.74%	2.79%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 19	$ 16	$ 16	$ 20
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.81	$ 12.71	$ 12.82	$ 13.16
Income from Investment Operations
Net investment incomeB	.491	.486	.479	.488	.508
Net realized and unrealized gain (loss)	.560	(.533)	.134	.001C	(.217)
Total from investment operations	1.051	(.047)	.613	.489	.291
Distributions from net investment income	(.491)	(.486)	(.479)	(.487)	(.506)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.491)	(.493)	(.513)	(.599)	(.631)
Redemption fees added to paid in capitalB,E	-	-	-	-	-
Net asset value, end of period	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Total ReturnA	8.71%	(.29)%	4.94%	3.91%	2.27%
Ratios to Average Net AssetsD
Expenses before reductions	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.47%	.46%	.44%	.45%	.45%
Net investment income	3.89%	3.95%	3.78%	3.83%	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 1,740	$ 1,428	$ 1,480	$ 1,407	$ 1,411
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2010

2009

2008

2007

2006

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.80	$ 12.70	$ 12.81	$ 13.16
Income from Investment Operations
Net investment incomeB	.485	.479	.479	.487	.506
Net realized and unrealized gain (loss)	.561	(.527)	.133	.002C	(.227)
Total from investment operations	1.046	(.048)	.612	.489	.279
Distributions from net investment income	(.486)	(.485)	(.478)	(.487)	(.504)
Distributions from net realized gain	-	(.007)	(.034)	(.112)	(.125)
Total distributions	(.486)	(.492)	(.512)	(.599)	(.629)
Redemption fees added to paid in capitalB,E	-	-	-	-	-
Net asset value, end of period	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Total ReturnA	8.67%	(.29)%	4.94%	3.91%	2.18%
Ratios to Average Net AssetsD
Expenses before reductions	.52%	.48%	.47%	.48%	.49%
Expenses net of fee waivers, if any	.52%	.48%	.47%	.48%	.49%
Expenses net of all reductions	.52%	.47%	.44%	.45%	.46%
Net investment income	3.85%	3.94%	3.78%	3.83%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5	$ 2	$ 1	$ 1
Portfolio turnover rate	4%	17%	13%	23%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized Level 2 in the hierarchy, but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of January 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,859
Gross unrealized depreciation	(11,899)
Net unrealized appreciation (depreciation)	$ 35,960

Tax Cost	$ 1,767,175

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 3
Capital loss carryforward	$ (1,365)
Net unrealized appreciation (depreciation)	$ 35,960

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2010	January 31, 2009
Tax-exempt Income	$ 65,025	$ 59,779
Long-term Capital Gains	-	840
Total	$ 65,025	$ 60,619

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,341 and $65,489, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 71	$ 4
Class T	-%	.25%	21	-
Class B	.65%	.25%	60	44
Class C	.75%	.25%	248	78
			$ 400	$ 126

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	3
Class B*	7
Class C*	6
$ 37

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 33.12
Class T	6.07
Class B	7.11
Class C	33.13
New York Municipal Income	1,139.07
Institutional Class	8.12
	$ 1,226

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $18 and $8, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2010	2009
From net investment income
Class A	$ 1,021	$ 604
Class T	306	236
Class B	198	220
Class C	700	491
New York Municipal Income	62,528	58,103
Institutional Class	272	125
Total	$ 65,025	$ 59,779

Annual Report

7. Distributions to Shareholders - continued

Years ended January 31,	2010	2009
From net realized gain
Class A	$ -	$ 8
Class T	-	3
Class B	-	4
Class C	-	8
New York Municipal Income	-	816
Institutional Class	-	1
Total	$ -	$ 840

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2010	2009	2010	2009
Class A
Shares sold	1,547	850	$ 19,503	$ 10,478
Reinvestment of distributions	58	37	737	457
Shares redeemed	(518)	(230)	(6,546)	(2,765)
Net increase (decrease)	1,087	657	$ 13,694	$ 8,170
Class T
Shares sold	181	389	$ 2,264	$ 4,807
Reinvestment of distributions	19	14	245	171
Shares redeemed	(170)	(123)	(2,151)	(1,491)
Net increase (decrease)	30	280	$ 358	$ 3,487
Class B
Shares sold	143	99	$ 1,808	$ 1,215
Reinvestment of distributions	10	12	123	149
Shares redeemed	(209)	(202)	(2,660)	(2,471)
Net increase (decrease)	(56)	(91)	$ (729)	$ (1,107)
Class C
Shares sold	965	543	$ 12,161	$ 6,685
Reinvestment of distributions	29	21	363	251
Shares redeemed	(297)	(202)	(3,759)	(2,493)
Net increase (decrease)	697	362	$ 8,765	$ 4,443
New York Municipal Income
Shares sold	36,790	38,599	$ 463,771	$ 474,128
Reinvestment of distributions	3,726	3,497	47,044	42,806
Shares redeemed	(21,286)	(41,257)	(269,003)	(499,022)
Net increase (decrease)	19,230	839	$ 241,812	$ 17,912
Institutional Class
Shares sold	452	353	$ 5,689	$ 4,299
Reinvestment of distributions	9	4	110	47
Shares redeemed	(109)	(113)	(1,356)	(1,368)
Net increase (decrease)	352	244	$ 4,443	$ 2,978

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 2.38% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	804,985,566.37	93.917
Withheld	52,140,231.84	6.083
TOTAL	857,125,798.21	100.000
Albert R. Gamper, Jr.
Affirmative	803,305,223.52	93.721
Withheld	53,820,574.69	6.279
TOTAL	857,125,798.21	100.000
Abigail P. Johnson
Affirmative	806,136,732.59	94.051
Withheld	50,989,065.62	5.949
TOTAL	857,125,798.21	100.000
Arthur E. Johnson
Affirmative	805,065,419.50	93.926
Withheld	52,060,378.71	6.074
TOTAL	857,125,798.21	100.000
Michael E. Kenneally
Affirmative	807,527,357.13	94.213
Withheld	49,598,441.08	5.787
TOTAL	857,125,798.21	100.000
James H. Keyes
Affirmative	804,877,830.47	93.904
Withheld	52,247,967.74	6.096
TOTAL	857,125,798.21	100.000
Marie L. Knowles
Affirmative	802,464,417.87	93.623
Withheld	54,661,380.34	6.377
TOTAL	857,125,798.21	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	801,765,212.78	93.541
Withheld	55,360,585.43	6.459
TOTAL	857,125,798.21	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	598,482,451.32	69.824
Against	102,367,215.94	11.943
Abstain	54,192,165.27	6.323
Broker Non-Votes	102,083,965.68	11.910
TOTAL	857,125,798.21	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Fidelity New York Municipal Income (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked above its competitive median for 2008. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-UANN-0310
1.789706.107

Item 2. Code of Ethics

As of the end of the period, January 31, 2010, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York Municipal Income Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$44,000	$-	$4,500	$-

January 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$48,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2010A	January 31, 2009A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$445,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2010 A	January 31, 2009 A
Deloitte Entities	$1,180,000	$1,475,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2010